Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	64 Months Ended	82 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000162391
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Mondrian International Value Equity Fund, Institutional Shares
C000204585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Mondrian Emerging Markets Value Equity Fund, Institutional Shares
C000206727
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mondrian Global Listed Infrastructure Fund, Institutional Shares
C000220240
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mondrian Global Equity Value Fund, Institutional Shares
Without Sales Load [Member] | C000162391
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	14.38%			6.70%
Without Sales Load [Member] | C000204585
Average Annual Return [Line Items]
Average Annual Return, Percent		30.69%	8.55%			6.89%
Without Sales Load [Member] | C000206727
Average Annual Return [Line Items]
Average Annual Return, Percent		17.92%	10.95%		9.16%
Without Sales Load [Member] | C000220240
Average Annual Return [Line Items]
Average Annual Return, Percent		20.80%	13.40%	12.96%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		23.03%	12.33%			7.48%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%	7.46%			7.69%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%		13.87%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	14.76%
MSCI ACWI Core Infrastructure (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]	MSCI ACWI Core Infrastructure (USD) (NR)
Average Annual Return, Percent		9.92%	8.16%		7.29%

[1]	The financial statements include the financial information of the Predecessor Fund through September 24, 2018 (See Note 1 in Notes to Financial Statements).
[2]	The financial statements include the financial information of the Predecessor Fund through September 24, 2018 (See Note 1 in Notes to Financial Statements).
[3]	EAFE – Europe, Australasia, and the Far East
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).